Fair Value Measurements (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Cash equivalents:
Fair value		$ 21,332
Level 1
Cash equivalents:
Fair value		21,332
Money Market Funds
Cash equivalents:
Fair value	$ 208,286	21,332	$ 28,661
Money Market Funds | Level 1
Cash equivalents:
Fair value	208,286	21,332	$ 28,661
US Treasury Securities [Member]
Cash equivalents:
Fair value	199,990
US Treasury Securities [Member] | Level 1
Cash equivalents:
Fair value	$ 199,990
Certificates of Deposit
Cash equivalents:
Fair value		5,000
Certificates of Deposit | Level 1
Cash equivalents:
Fair value		$ 5,000